Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Summarizes the purchase prices and opening balance sheets for the acquisitions

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Effective acquisition date for financial reporting purposes:	Molycorp Silmet April 1, 2011	MMA April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of Molycorp common stock issued	72,653	—
Total purchase consideration	$81,674	$17,500
Fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property, plant and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

Effective acquisition date for financial reporting purposes:	Molycorp Sillamäe April 1, 2011	Molycorp Tolleson April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of common stock	72,653	—
Total purchase consideration	$81,674	$17,500
The fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Summary of actual and pro forma information

(In thousands, except per share amounts)	Sales	Net Income (Loss)	Net Income (Loss) Attributable To Molycorp	EPS Basic
Actual July 1, 2012 to September 30, 2012 (acquiree)	$162,764	$1,118	$(2,322)	$(0.02)
Actual June 11, 2012 to September 30, 2012 (acquiree)	$206,397	$1,165	$(2,955)	$(0.03)
Unaudited pro forma January 1, 2012 to September 30, 2012 (combined entity)	$729,469	$(74,229)	$(82,056)	$(0.77)
Unaudited pro forma July 1, 2011 to September 30, 2011 (combined entity)	$385,889	$108,386	$105,947	$0.94
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$860,707	$200,951	$192,300	$1.69

(In thousands, except per share amounts)	Sales	Net Income	Net Income Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$297,400	$104,170	$103,457	$1.17

(In thousands, except per share amounts)	Revenue	Net Income (loss)	Net Income (loss) Attributable To Molycorp	EPS Basic
Actual April 1, 2011 to December 31, 2011 (Molycorp Sillamäe)	$86,496	$13,571	$12,763	$0.15
Actual April 1, 2011 to December 31, 2011 (Molycorp Tolleson)	$56,772	$7,877	$7,877	$0.09
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$430,305	$105,397	$104,590	$1.13
Unaudited pro forma January 1, 2010 to December 31, 2010 (combined entity)	$85,549	$(30,920)	$(31,329)	$(0.50)

(In thousands, except per share amounts)	Sales	Net Income (Loss))	Net Income (Loss) Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$1,196,876	$241,897	$231,766	$2.03

Schedule of Business Acquisitions, Transaction Costs by Type [Table Text Block]

(In thousands)	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Corporate development
Legal, accounting and advisory fees	$465	$16,498
Other expenses:
Contingent forward contract loss	$—	$37,589
Interest expense:
Bridge loan fee	$—	$7,937

Schedule of Effect of Transaction With Noncontrolling Interest On Equity Attributable To Parent [Table Text Block]

Net income attributable to Molycorp, Inc.	$117,526
Decrease in equity for purchase of Molycorp Sillamäe’s minority shares	(10,000)
Change from net income attributable to Molycorp, Inc. and transfer to the noncontrolling interest	$107,526